Summary of Significant Accounting Policies (Details) - Schedule of Basic And Diluted Net (Loss) Income Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Numerator:
Allocation of net income	$ 898,015	$ 1,633,587
Denominator:
Basic weighted average common stock outstanding	18,709,868	28,750,000
Basic net income per common stock	$ 0.05	$ 0.06
Class B Common Stock [Member]
Numerator:
Allocation of net income	$ 344,978	$ 408,397
Denominator:
Basic weighted average common stock outstanding	7,187,500	7,187,500
Basic net income per common stock	$ 0.05	$ 0.06